Noncontrolling Interests (Reconciliation Of Income From Discontinued Operations, Net) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2010
Noncontrolling Interests [Abstract]
Income from discontinued operations	$ 29.6
Income from discontinued operations attributable to noncontrolling interests	(0.2)
Income from discontinued operations attributable to Ensco	$ 29.4